Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Narrative) (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 307,258	£ 229,236
Derivative financial liabilities	307,891	£ 229,204
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	7,748		£ 5,701
Derivative financial liabilities	£ 8,932		£ 4,799